Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revenue [Abstract]
Schedule of Disaggregate our Revenue from Contracts	The following table provides information about disaggregated revenue for the three and six months ended June 30, 2023 and 2022 (in thousands):
	Three Months Ended June 30,				Six Months Ended June 30,
	2023		2022		2023		2022
Revenue by Contract Type
Fixed price	$15,949	89%	$18,084	94%	$32,544	90%	$34,552	92%
Time and materials	2,044	11%	1,133	6%	3,685	10%	3,136	8%
Total	$17,993	100%	$19,217	100%	$36,229	100%	$37,688	100%
The following tables provide information about disaggregated revenue for the years ended December 31, 2022 and 2021 (in thousands):
	Year Ended December 31,
	2022		2021
Revenue by Contract Type
Fixed price	$80,801	94%	$68,487	94%
Time and materials	5,145	6%	4,063	6%
Total	$85,946	100%	$72,550	100%

Schedule of Contract Assets	The following table presents contract assets as of June 30, 2023 and December 31, 2022 (in thousands):
	June 30, 2023	December 31, 2022
Contract Assets
Deferred contract costs	$4,125	$6,633
Unbilled receivables	582	346
Total	$4,707	$6,979
The following table presents contract assets as of December 31, 2022 and December 31, 2021 (in thousands):
	December 31, 2022	December 31, 2021
Contract Assets
Deferred contract costs	$6,633	$1,800
Unbilled receivables	347	44
Total	$6,979	$1,844

Schedule of Contract Liabilities	The following table presents contract liabilities as of June 30, 2023 and December 31, 2022 (in thousands):
	June 30, 2023	December 31, 2022
Contract liabilities – current
Deferred revenue	$22,560	$39,831
Contract loss provision	11,449	10,120
Accrued launch costs	6,645	6,705
Total contract liabilities – current	40,654	56,656

Contract liabilities – long-term
Contract loss provision	—	2,188
Total contract liabilities – long-term	—	2,188
Total contract liabilities	$40,654	$58,844
The following table presents contract liabilities as of December 31, 2022 and December 31, 2021 (in thousands):
	December 31, 2022	December 31, 2021
Contract Liabilities
Contract liabilities – current
Deferred revenue	$39,831	$31,644
Contract loss provision	10,120	12,001
Accrued launch costs	6,705	5,984
Total contract liabilities – current	56,656	49,629
Contract liabilities – long-term
Contract loss provision	2,188	10,530
Total contract liabilities – long-term	2,188	10,530
Total contract liabilities	$58,844	$60,159